Risk Management Arising From Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of estimated fair values of other non-current liabilities	The estimated fair values of other
non-current
liabilities were as follows:

		(Restated- Note 3)
	2020 $	2019 $

2025 Senior Notes	424,016,044	-
Amended May 2019 loans payable	-	360,596,500
Wesley Chapel Loan payable	1,122,400	1,483,830
Subordinated note – earn-out	-	184,485
ADG Acquisition – earn-out	4,688,553	14,834,067
Derivative financial instruments	-	643,023

	429,826,997	377,741,905

Summary of Information Regarding the Change in Carrying Value of the Financial instruments at Fair Value
The following table summarizes information regarding the change in carrying value of the Company’s financial instruments carried at fair value.

	(Restated- Note 3)
	Derivative	Subordinated	ADG
	financial	Notes	Acquisition
	instruments	Earn-out	Earn-out
	$	$	$

January 1, 2019	(16,014)	169,642	-
Issuance	-	-	14,748,022
Financial instruments revaluation loss (gain)
Realized	-	-	-
Unrealized	659,037	14,843	86,045

December 31, 2019	643,023	184,485	14,834,067
Payment	(4,805,000)	(200,000)	(4,688,553)
Financial instruments revaluation loss (gain)
Realized	4,161,977	15,515	(2,728,480)
Unrealized	-	-	(2,728,481)

December 31, 2020	-	-	4,688,553

Summary of Information Regarding The Carrying Value Of Financial Instruments
The following table summarizes information regarding the carrying value of the Company’s financial instruments:

	(Restated- Note 3)	(Restated- Note 3)
	2020 $	2019 $

Cash	44,395,988	23,388,916
Accounts receivable	62,258,757	53,325,516

Financial assets measured at amortized cost	106,654,745	76,714,432

Accounts payable and accrued liabilities	34,295,256	26,325,508
Short-term portion of senior loans payable	405,698	3,705,952
Short-term portion of leases	12,610,462	11,066,293
Long-term portion of senior loans payable	389,580,046	336,276,370
Long-term portion of leases	135,262,436	126,399,101

Financial liabilities measured at amortized cost	572,153,898	503,773,224

Subordinated note – earn-out	-	184,485
ADG Acquisition – earn-out	4,688,553	14,834,067
Derivative financial instruments	-	643,023

Measured at fair value through profit or loss	4,688,553	15,661,575

Schedule of Exposure to Interest Rate Risk And Effect On Other Comprehensive Income Loss

			2020

	Carrying value $	1% decrease in interest rates $	1% increase in interest rates $

Amended May 2019 Loans (n/a as settled in November 2020)	-	-	-

			2019

	Carrying value $	1% decrease in interest rates $	1% increase in interest rates $

Amended May 2019 Loans (originated in May 2019)	338,534,995	1,180,247	(1,979,043)
Syndicated Loans (n/a as settled in May 2019)	-	-	-

	338,534,995	1,180,247	(1,979,043)